UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

FINANCIAL SERVICES FUND

FORM N-Q

JUNE 30, 2008

LEGG MASON PARTNERS FINANCIAL SERVICES FUND

Schedule of Investments (unaudited)	June 30, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 86.0%
Capital Markets - 6.0%
40,000	Ameriprise Financial Inc.	$1,626,800
1,000	KBW Inc. *	20,580
140,000	TD Ameritrade Holding Corp. *	2,532,600

	Total Capital Markets	4,179,980

Commercial Banks - 20.1%
100,000	AmericanWest Bancorporation *	227,000
56,876	Beach Business Bank *	439,367
36,250	Cascade Bancorp	279,125
36,015	First Keystone Corp.	558,233
50,000	First Regional Bancorp *	280,500
25,000	First Security Group Inc.	139,500
50,000	First State Bancorporation *	275,000
75,000	First State Bank *	459,375
30,000	F.N.B Corp.	353,400
93,750	Glacier Bancorp Inc.	1,499,062
45,000	IBERIABANK Corp.	2,001,150
44,100	Northrim BanCorp Inc.	801,297
59,020	Pacific Continental Corp.	648,630
24,280	Royal Bank of Canada	1,092,380
116,700	Royal Bank of Scotland Group PLC	499,476
31,500	Sussex Bancorp	255,150
60,500	Tamalpais Bancorp	690,608
80,000	TCF Financial Corp.	962,400
6,615	The Bank Holdings Inc. *	41,675
4,998	Toronto-Dominion Bank	315,242
50,000	U.S. Bancorp	1,394,500
2,205	VIST Financial Corp.	29,547
88,200	Wainwright Bank & Trust Co.	835,254

	Total Commercial Banks	14,077,871

Diversified Financial Services - 6.2%
71,074	Bank of America Corp.	1,696,536
150,000	Highbury Financial Inc. *	382,500
59,623	JPMorgan Chase & Co.	2,045,665
5,900	Principal Financial Group Inc.	247,623

	Total Diversified Financial Services	4,372,324

Exchange Traded Funds - 4.2%
20,000	KBW Bank ETF	573,000
20,000	KBW Capital Markets ETF	909,200
20,000	KBW Insurance ETF	819,500
25,000	KBW Regional Banking ETF	662,500

	Total Exchange Traded Funds	2,964,200

Insurance - 37.8%
70,000	American Financial Group Inc.	1,872,500
70,000	American Safety Insurance Holdings Ltd. *	1,006,600
18,000	Arch Capital Group Ltd. *	1,193,760
40,000	Assurant Inc.	2,638,400
52,000	Brown & Brown Inc.	904,280
18,320	Chubb Corp.	897,863
50,000	Hanover Insurance Group Inc.	2,125,000
70,000	HCC Insurance Holdings Inc.	1,479,800
30,000	Hilb Rogal & Hobbs Co.	1,303,800
28,600	Lincoln National Corp.	1,296,152
50,000	Max Re Capital Ltd.	1,066,500
35,000	MetLife Inc.	1,846,950
56,200	Philadelphia Consolidated Holding Corp. *	1,909,114
30,475	Prudential PLC	323,353
25,000	RenaissanceRe Holdings Ltd.	1,116,750

See Notes to Schedule of Investments.

LEGG MASON PARTNERS FINANCIAL SERVICES FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

SHARES	SECURITY	VALUE
Insurance - 37.8% (continued)
32,000	RLI Corp.	$1,583,040
25,000	StanCorp Financial Group Inc.	1,174,000
40,000	Travelers Cos. Inc.	1,736,000
45,000	W.R. Berkley Corp.	1,087,200

	Total Insurance	26,561,062

Internet Software & Services - 5.4%
500,000	S1 Corporation *	3,785,000

IT Services - 3.5%
37,000	Fiserv Inc. *	1,678,690
90,000	Online Resources Corp. *	751,500

	Total IT Services	2,430,190

Real Estate Investment Trusts (REITs) - 0.8%
25,000	Hatteras Financial Corp.	574,750

Thrifts & Mortgage Finance - 2.0%
50,000	BCSB Bancorp Inc. *	535,000
15,100	Citizens First Bancorp Inc.	90,600
101,340	Riverview Bancorp Inc.	749,916

	Total Thrifts & Mortgage Finance	1,375,516

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $67,996,441)	60,320,893

FACE AMOUNT
SHORT-TERM INVESTMENT - 13.9%
Repurchase Agreement - 13.9%
$9,791,000	State Street Bank & Trust Co. repurchase agreement dated 6/30/08, 1.120% due 7/1/08; Proceeds at maturity - $9,791,305; (Fully collateralized by U.S. Treasury Notes, 2.125% due 1/31/10; Market value - $9,989,913) (Cost - $9,791,000)	9,791,000

	TOTAL INVESTMENTS - 99.9% (Cost - $77,787,441#)	70,111,893
	Other Assets in Excess of Liabilities - 0.1%	55,205

	TOTAL NET ASSETS - 100.0%	$70,167,098

*	Non-income producing security

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Financial Services Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Concentration Risk. The Fund normally invests at least 80% of its assets in financial services related investments. As a result of this concentration policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	June 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$70,111,893	$60,320,893	$9,791,000	—

3. Investments

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,663,264
Gross unrealized depreciation	(14,338,812)

Net unrealized depreciation	$(7,675,548)

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2008

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	August 26, 2008